Quarterly Report
December 31, 2025
State Street SPDR® S&P 500® ETF Trust (formerly SPDR® S&P 500® ETF Trust)
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

State Street SPDR® S&P 500® ETF Trust
December 31, 2025 (Unaudited)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10

STATE STREET SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,470,473	$1,035,922,727
A.O. Smith Corp.	1,371,183	91,704,719
Abbott Laboratories	21,179,639	2,653,596,970
AbbVie, Inc.	21,517,398	4,916,510,269
Accenture PLC Class A	7,553,470	2,026,596,001
Adobe, Inc. (a)	5,098,561	1,784,445,364
Advanced Micro Devices, Inc. (a)	19,830,002	4,246,793,228
AES Corp.	8,746,792	125,428,997
Aflac, Inc.	5,745,369	633,541,840
Agilent Technologies, Inc.	3,458,213	470,559,043
Air Products & Chemicals, Inc.	2,711,426	669,776,451
Airbnb, Inc. Class A (a)	5,180,094	703,042,358
Akamai Technologies, Inc. (a)	1,740,127	151,826,081
Albemarle Corp.	1,446,089	204,534,828
Alexandria Real Estate Equities, Inc. REIT	1,890,924	92,541,821
Align Technology, Inc. (a)	812,069	126,804,574
Allegion PLC	1,047,459	166,776,422
Alliant Energy Corp.	3,155,353	205,129,499
Allstate Corp.	3,187,483	663,474,586
Alphabet, Inc. Class A	70,870,193	22,182,370,409
Alphabet, Inc. Class C	56,638,150	17,773,051,470
Altria Group, Inc.	20,472,619	1,180,451,212
Amazon.com, Inc. (a)	118,490,081	27,349,880,496
Amcor PLC	28,103,306	234,381,572
Ameren Corp.	3,310,558	330,592,322
American Electric Power Co., Inc.	6,506,622	750,278,583
American Express Co.	6,544,301	2,421,064,155
American International Group, Inc.	6,572,281	562,258,640
American Tower Corp. REIT	5,705,652	1,001,741,322
American Water Works Co., Inc.	2,376,756	310,166,658
Ameriprise Financial, Inc.	1,131,540	554,839,324
AMETEK, Inc.	2,803,856	575,659,675
Amgen, Inc.	6,561,582	2,147,671,404
Amphenol Corp. Class A	14,909,196	2,014,828,747
Analog Devices, Inc.	5,992,155	1,625,072,436
Common Stocks	Shares	Value
Aon PLC Class A	2,617,804	$923,770,676
APA Corp.	4,319,938	105,665,683
Apollo Global Management, Inc.	5,655,799	818,733,463
Apple, Inc.	179,978,594	48,928,980,565
Applied Materials, Inc.	9,703,363	2,493,667,257
AppLovin Corp. Class A (a)	3,299,818	2,223,483,365
Aptiv PLC (a)	2,631,852	200,257,619
Arch Capital Group Ltd. (a)	4,398,360	421,890,691
Archer-Daniels-Midland Co.	5,832,544	335,312,955
ARES Management Corp. Class A	2,501,980	404,395,027
Arista Networks, Inc. (a)	12,562,779	1,646,100,932
Arthur J Gallagher & Co.	3,124,005	808,461,254
Assurant, Inc.	614,697	148,049,772
AT&T, Inc.	86,350,811	2,144,954,145
Atmos Energy Corp.	1,948,548	326,635,101
Autodesk, Inc. (a)	2,594,279	767,932,527
Automatic Data Processing, Inc.	4,926,281	1,267,187,262
AutoZone, Inc. (a)	202,711	687,494,357
AvalonBay Communities, Inc. REIT	1,722,597	312,324,062
Avery Dennison Corp.	941,412	171,224,015
Axon Enterprise, Inc. (a)	956,532	543,243,219
Baker Hughes Co.	12,007,402	546,817,087
Ball Corp.	3,263,963	172,892,120
Bank of America Corp.	81,829,996	4,500,649,780
Bank of New York Mellon Corp.	8,493,894	986,056,154
Baxter International, Inc.	6,280,083	120,012,386
Becton Dickinson & Co.	3,486,169	676,560,818
Berkshire Hathaway, Inc. Class B (a)	22,335,349	11,226,863,175
Best Buy Co., Inc.	2,379,955	159,290,388
Biogen, Inc. (a)	1,788,995	314,845,230
Bio-Techne Corp.	1,897,866	111,613,499
Blackrock, Inc.	1,755,304	1,878,772,083
Blackstone, Inc.	8,983,939	1,384,784,357
Block, Inc. (a)	6,691,845	435,572,191

See accompanying notes to Schedule of Investments.

STATE STREET SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Common Stocks	Shares	Value
Boeing Co. (a)	9,537,816	$2,070,850,610
Booking Holdings, Inc.	392,696	2,103,016,670
Boston Scientific Corp. (a)	18,060,298	1,722,049,414
Bristol-Myers Squibb Co.	24,803,536	1,337,902,732
Broadcom, Inc.	57,519,371	19,907,454,303
Broadridge Financial Solutions, Inc.	1,425,023	318,022,383
Brown & Brown, Inc.	3,565,302	284,154,569
Brown-Forman Corp. Class B	2,098,363	54,683,340
Builders FirstSource, Inc. (a)	1,358,372	139,762,895
Bunge Global SA	1,648,629	146,859,871
BXP, Inc. REIT	1,788,392	120,680,692
Cadence Design Systems, Inc. (a)	3,320,573	1,037,944,708
Camden Property Trust REIT	1,311,437	144,362,985
Campbell's Co.	2,410,741	67,187,352
Capital One Financial Corp.	7,743,448	1,876,702,057
Cardinal Health, Inc.	2,894,110	594,739,605
Carnival Corp. (a)	13,217,320	403,656,953
Carrier Global Corp.	9,642,810	509,526,080
Carvana Co. (a)	1,722,615	726,977,982
Caterpillar, Inc.	5,700,068	3,265,397,955
Cboe Global Markets, Inc.	1,281,197	321,580,447
CBRE Group, Inc. Class A (a)	3,569,681	573,969,008
CDW Corp.	1,594,162	217,124,864
Cencora, Inc.	2,361,474	797,587,844
Centene Corp. (a)	5,668,237	233,247,953
CenterPoint Energy, Inc.	7,999,108	306,685,801
CF Industries Holdings, Inc.	1,899,837	146,933,394
CH Robinson Worldwide, Inc.	1,443,620	232,076,351
Charles River Laboratories International, Inc. (a)	603,759	120,437,845
Charles Schwab Corp.	20,344,620	2,032,630,984
Common Stocks	Shares	Value
Charter Communications, Inc. Class A (a)	1,071,709	$223,719,254
Chevron Corp.	23,053,529	3,513,588,355
Chipotle Mexican Grill, Inc. (a)	16,105,422	595,900,614
Chubb Ltd.	4,458,015	1,391,435,642
Church & Dwight Co., Inc.	2,924,771	245,242,048
Cigna Group	3,252,583	895,208,419
Cincinnati Financial Corp.	1,900,384	310,370,715
Cintas Corp.	4,160,519	782,468,808
Cisco Systems, Inc.	47,998,783	3,697,346,254
Citigroup, Inc.	21,794,072	2,543,150,262
Citizens Financial Group, Inc.	5,229,628	305,462,571
Clorox Co.	1,502,238	151,470,658
CME Group, Inc.	4,391,140	1,199,132,511
CMS Energy Corp.	3,668,343	256,527,226
Coca-Cola Co.	47,154,779	3,296,590,600
Cognizant Technology Solutions Corp. Class A	5,878,872	487,946,376
Coinbase Global, Inc. Class A (a)	2,779,031	628,450,070
Colgate-Palmolive Co.	9,817,957	775,814,962
Comcast Corp. Class A	44,268,217	1,323,177,006
Comfort Systems USA, Inc.	428,867	400,257,282
Conagra Brands, Inc.	5,858,878	101,417,178
ConocoPhillips	15,051,326	1,408,954,627
Consolidated Edison, Inc.	4,391,518	436,165,568
Constellation Brands, Inc. Class A	1,716,978	236,874,285
Constellation Energy Corp.	3,806,741	1,344,807,393
Cooper Cos., Inc. (a)	2,437,501	199,777,582
Copart, Inc. (a)	10,808,685	423,160,018
Corning, Inc.	9,496,396	831,504,434
Corpay, Inc. (a)	852,174	256,444,722
Corteva, Inc.	8,230,492	551,689,879
CoStar Group, Inc. (a)	5,169,821	347,618,764
Costco Wholesale Corp.	5,398,187	4,655,072,578

See accompanying notes to Schedule of Investments.

STATE STREET SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Common Stocks	Shares	Value
Coterra Energy, Inc.	9,244,585	$243,317,477
CRH PLC	8,164,037	1,018,871,818
Crowdstrike Holdings, Inc. Class A (a)	3,056,513	1,432,771,034
Crown Castle, Inc. REIT	5,291,931	470,293,908
CSX Corp.	22,711,116	823,277,955
Cummins, Inc.	1,676,764	855,904,184
CVS Health Corp.	15,440,797	1,225,381,650
Danaher Corp.	7,657,188	1,752,883,477
Darden Restaurants, Inc.	1,416,771	260,714,199
Datadog, Inc. Class A (a)	3,964,064	539,073,063
DaVita, Inc. (a)	430,999	48,965,796
Dayforce, Inc. (a)	1,940,763	134,223,169
Deckers Outdoor Corp. (a)	1,775,187	184,033,636
Deere & Co.	3,062,322	1,425,725,254
Dell Technologies, Inc. Class C	3,671,117	462,120,208
Delta Air Lines, Inc.	7,898,033	548,123,490
Devon Energy Corp.	7,640,611	279,875,581
Dexcom, Inc. (a)	4,756,767	315,706,626
Diamondback Energy, Inc.	2,268,597	341,038,187
Digital Realty Trust, Inc. REIT	3,932,700	608,428,017
Dollar General Corp.	2,689,843	357,130,455
Dollar Tree, Inc. (a)	2,310,615	284,228,751
Dominion Energy, Inc.	10,432,661	611,249,608
Domino's Pizza, Inc.	379,055	157,997,705
DoorDash, Inc. Class A (a)	4,553,282	1,031,227,307
Dover Corp.	1,663,948	324,869,208
Dow, Inc.	8,687,600	203,116,088
DR Horton, Inc.	3,335,761	480,449,657
DTE Energy Co.	2,541,583	327,813,375
Duke Energy Corp.	9,476,174	1,110,702,355
DuPont de Nemours, Inc.	5,121,308	205,876,582
Eaton Corp. PLC	4,730,939	1,506,851,381
eBay, Inc.	5,505,599	479,537,673
Ecolab, Inc.	3,109,953	816,424,862
Edison International	4,693,279	281,690,606
Edwards Lifesciences Corp. (a)	7,068,222	602,565,926
Common Stocks	Shares	Value
Electronic Arts, Inc.	2,741,416	$560,153,531
Elevance Health, Inc.	2,707,061	948,960,234
Eli Lilly & Co.	9,672,456	10,394,795,014
EMCOR Group, Inc.	544,646	333,208,976
Emerson Electric Co.	6,857,349	910,107,359
Entergy Corp.	5,436,447	502,490,796
EOG Resources, Inc.	6,609,171	694,029,047
EPAM Systems, Inc. (a)	671,660	137,609,701
EQT Corp.	7,595,546	407,121,266
Equifax, Inc.	1,490,631	323,437,114
Equinix, Inc. REIT	1,192,329	913,514,787
Equity Residential REIT	4,226,998	266,469,954
Erie Indemnity Co. Class A	307,205	88,060,313
Essex Property Trust, Inc. REIT	790,277	206,799,685
Estee Lauder Cos., Inc. Class A	2,982,576	312,335,359
Everest Group Ltd.	506,472	171,871,273
Evergy, Inc.	2,811,482	203,804,330
Eversource Energy	4,545,519	306,049,794
Exelon Corp.	12,299,978	536,156,041
Expand Energy Corp.	2,897,095	319,723,404
Expedia Group, Inc.	1,425,112	403,748,481
Expeditors International of Washington, Inc.	1,632,346	243,235,877
Extra Space Storage, Inc. REIT	2,585,273	336,654,250
Exxon Mobil Corp.	51,365,867	6,181,368,435
F5, Inc. (a)	707,403	180,571,690
FactSet Research Systems, Inc.	456,278	132,407,313
Fair Isaac Corp. (a)	288,853	488,340,659
Fastenal Co.	13,979,325	560,990,312
Federal Realty Investment Trust REIT	954,490	96,212,592
FedEx Corp.	2,643,624	763,637,229
Fidelity National Information Services, Inc.	6,307,484	419,195,387
Fifth Third Bancorp	8,055,816	377,092,747
First Solar, Inc. (a)	1,314,285	343,330,671
FirstEnergy Corp.	6,367,586	285,076,825

See accompanying notes to Schedule of Investments.

STATE STREET SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Common Stocks	Shares	Value
Fiserv, Inc. (a)	6,551,195	$440,043,768
Ford Motor Co.	47,607,759	624,613,798
Fortinet, Inc. (a)	7,699,168	611,390,931
Fortive Corp.	3,868,422	213,575,579
Fox Corp. Class A	2,549,049	186,259,010
Fox Corp. Class B	1,786,148	115,974,590
Franklin Resources, Inc.	3,794,834	90,658,584
Freeport-McMoRan, Inc.	17,491,584	888,397,551
Garmin Ltd.	1,992,782	404,235,829
Gartner, Inc. (a)	877,894	221,475,098
GE HealthCare Technologies, Inc.	5,558,050	455,871,261
GE Vernova, Inc.	3,304,613	2,159,795,918
Gen Digital, Inc.	6,810,518	185,177,984
Generac Holdings, Inc. (a)	705,709	96,237,536
General Dynamics Corp.	3,088,116	1,039,645,133
General Electric Co.	12,847,695	3,957,475,491
General Mills, Inc.	6,505,710	302,515,515
General Motors Co.	11,362,392	923,989,717
Genuine Parts Co.	1,705,916	209,759,431
Gilead Sciences, Inc.	15,123,287	1,856,232,246
Global Payments, Inc.	2,883,509	223,183,597
Globe Life, Inc.	982,387	137,396,646
GoDaddy, Inc. Class A (a)	1,646,105	204,248,708
Goldman Sachs Group, Inc.	3,653,189	3,211,153,131
Halliburton Co.	10,251,153	289,697,584
Hartford Insurance Group, Inc.	3,394,236	467,725,721
Hasbro, Inc.	1,613,797	132,331,354
HCA Healthcare, Inc.	1,945,551	908,299,940
Healthpeak Properties, Inc. REIT	8,583,131	138,016,746
Henry Schein, Inc. (a)	1,218,693	92,108,817
Hershey Co.	1,812,790	329,891,524
Hewlett Packard Enterprise Co.	16,071,287	386,032,314
Hilton Worldwide Holdings, Inc.	2,831,273	813,283,169
Hologic, Inc. (a)	2,692,455	200,560,973
Home Depot, Inc.	12,118,095	4,169,836,489
Common Stocks	Shares	Value
Honeywell International, Inc.	7,738,643	$1,509,731,863
Hormel Foods Corp.	3,575,288	84,734,326
Host Hotels & Resorts, Inc. REIT	7,758,871	137,564,783
Howmet Aerospace, Inc.	4,897,392	1,004,063,308
HP, Inc.	11,427,724	254,609,691
Hubbell, Inc.	651,403	289,294,586
Humana, Inc.	1,463,781	374,918,228
Huntington Bancshares, Inc.	19,169,470	332,590,305
Huntington Ingalls Industries, Inc.	482,444	164,064,731
IDEX Corp.	911,798	162,245,336
IDEXX Laboratories, Inc. (a)	974,784	659,470,620
Illinois Tool Works, Inc.	3,215,440	791,962,872
Incyte Corp. (a)	2,015,407	199,061,749
Ingersoll Rand, Inc.	4,401,398	348,678,750
Insulet Corp. (a)	853,703	242,656,541
Intel Corp. (a)	54,613,499	2,015,238,113
Interactive Brokers Group, Inc. Class A	5,418,856	348,486,629
Intercontinental Exchange, Inc. (b)	6,945,025	1,124,816,249
International Business Machines Corp.	11,385,141	3,372,392,616
International Flavors & Fragrances, Inc.	3,138,738	211,519,554
International Paper Co.	6,394,979	251,898,223
Intuit, Inc.	3,396,039	2,249,604,154
Intuitive Surgical, Inc. (a)	4,317,925	2,445,500,003
Invesco Ltd.	5,378,274	141,287,258
Invitation Homes, Inc. REIT	6,853,946	190,471,159
IQVIA Holdings, Inc. (a)	2,069,100	466,395,831
Iron Mountain, Inc. REIT	3,583,394	297,242,532
J.M. Smucker Co.	1,309,125	128,045,516
Jabil, Inc.	1,300,910	296,633,498
Jack Henry & Associates, Inc.	881,426	160,842,616
Jacobs Solutions, Inc.	1,446,632	191,620,875

See accompanying notes to Schedule of Investments.

STATE STREET SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Common Stocks	Shares	Value
JB Hunt Transport Services, Inc.	916,220	$178,058,195
Johnson & Johnson	29,336,188	6,071,124,107
Johnson Controls International PLC	7,443,790	891,393,853
JPMorgan Chase & Co.	33,157,649	10,684,057,661
Kenvue, Inc.	23,307,477	402,053,978
Keurig Dr. Pepper, Inc.	16,505,269	462,312,585
KeyCorp	11,329,120	233,833,037
Keysight Technologies, Inc. (a)	2,094,333	425,547,522
Kimberly-Clark Corp.	4,040,447	407,640,698
Kimco Realty Corp. REIT	8,243,432	167,094,367
Kinder Morgan, Inc.	23,819,352	654,793,986
KKR & Co., Inc.	8,360,481	1,065,794,118
KLA Corp.	1,600,528	1,944,769,562
Kraft Heinz Co.	10,365,732	251,369,001
Kroger Co.	7,406,948	462,786,111
L3Harris Technologies, Inc.	2,274,449	667,709,993
Labcorp Holdings, Inc.	1,011,447	253,751,823
Lam Research Corp.	15,298,839	2,618,855,260
Lamb Weston Holdings, Inc.	1,674,914	70,162,147
Las Vegas Sands Corp.	3,705,586	241,196,593
Leidos Holdings, Inc.	1,560,922	281,590,329
Lennar Corp. Class A	2,627,957	270,153,980
Lennox International, Inc.	386,573	187,712,117
Linde PLC	5,687,347	2,425,027,887
Live Nation Entertainment, Inc. (a)	1,926,723	274,558,028
Lockheed Martin Corp.	2,480,322	1,199,657,342
Loews Corp.	2,066,857	217,660,711
Lowe's Cos., Inc.	6,830,784	1,647,311,869
Lululemon Athletica, Inc. (a)	1,314,388	273,142,970
LyondellBasell Industries NV Class A	3,136,233	135,798,889
M&T Bank Corp.	1,872,104	377,191,514
Marathon Petroleum Corp.	3,661,270	595,432,340
Marriott International, Inc. Class A	2,712,964	841,669,951
Common Stocks	Shares	Value
Marsh & McLennan Cos., Inc.	5,967,284	$1,107,050,528
Martin Marietta Materials, Inc.	734,009	457,038,044
Masco Corp.	2,543,117	161,386,205
Mastercard, Inc. Class A	9,987,113	5,701,443,069
Match Group, Inc.	2,915,759	94,149,858
McCormick & Co., Inc.	3,084,160	210,062,138
McDonald's Corp.	8,673,981	2,651,028,813
McKesson Corp.	1,503,351	1,233,183,792
Medtronic PLC	15,615,664	1,500,040,684
Merck & Co., Inc.	30,231,593	3,182,177,479
Meta Platforms, Inc. Class A	26,527,124	17,510,289,281
MetLife, Inc.	6,741,422	532,167,853
Mettler-Toledo International, Inc. (a)	248,855	346,951,152
MGM Resorts International (a)	2,540,411	92,699,597
Microchip Technology, Inc.	6,592,135	420,050,842
Micron Technology, Inc.	13,671,967	3,902,116,101
Microsoft Corp.	90,527,717	43,781,014,496
Mid-America Apartment Communities, Inc. REIT	1,429,476	198,568,511
Moderna, Inc. (a)	4,165,530	122,841,480
Molina Healthcare, Inc. (a)	626,082	108,650,270
Molson Coors Beverage Co. Class B	2,032,220	94,864,030
Mondelez International, Inc. Class A	15,716,885	846,039,920
Monolithic Power Systems, Inc.	582,198	527,680,979
Monster Beverage Corp. (a)	8,680,822	665,558,623
Moody's Corp.	1,868,771	954,661,665
Morgan Stanley	14,712,320	2,611,878,170
Mosaic Co.	3,874,533	93,337,500
Motorola Solutions, Inc.	2,029,752	778,044,537
MSCI, Inc.	915,282	525,124,742
Nasdaq, Inc.	5,494,239	533,655,434

See accompanying notes to Schedule of Investments.

STATE STREET SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Common Stocks	Shares	Value
NetApp, Inc.	2,434,419	$260,701,931
Netflix, Inc. (a)	51,611,438	4,839,088,427
Newmont Corp.	13,291,971	1,327,203,304
News Corp. Class A	4,561,069	119,135,122
News Corp. Class B	1,477,741	43,785,466
NextEra Energy, Inc.	25,366,634	2,036,433,378
NIKE, Inc. Class B	14,452,735	920,783,747
NiSource, Inc.	5,785,417	241,599,014
Nordson Corp.	648,375	155,888,801
Norfolk Southern Corp.	2,733,304	789,159,531
Northern Trust Corp.	2,303,376	314,618,128
Northrop Grumman Corp.	1,633,945	931,691,778
Norwegian Cruise Line Holdings Ltd. (a)	5,432,473	121,252,797
NRG Energy, Inc.	2,334,261	371,707,722
Nucor Corp.	2,793,683	455,677,634
NVIDIA Corp.	295,978,560	55,200,001,440
NVR, Inc. (a)	34,751	253,431,050
NXP Semiconductors NV	3,070,931	666,576,283
Occidental Petroleum Corp.	8,797,726	361,762,493
Old Dominion Freight Line, Inc.	2,250,099	352,815,523
Omnicom Group, Inc.	3,875,528	312,948,886
ON Semiconductor Corp. (a)	4,901,176	265,398,680
ONEOK, Inc.	7,678,843	564,394,961
Oracle Corp.	20,486,596	3,993,042,426
O'Reilly Automotive, Inc. (a)	10,281,193	937,747,614
Otis Worldwide Corp.	4,746,654	414,620,227
PACCAR, Inc.	6,386,555	699,391,638
Packaging Corp. of America	1,094,946	225,810,714
Palantir Technologies, Inc. Class A (a)	27,823,592	4,945,643,478
Palo Alto Networks, Inc. (a)	8,331,054	1,534,580,147
Paramount Skydance Corp. Class B	3,801,662	50,942,271
Parker-Hannifin Corp.	1,537,153	1,351,096,001
Paychex, Inc.	3,945,288	442,582,408
Common Stocks	Shares	Value
Paycom Software, Inc.	595,395	$94,882,147
PayPal Holdings, Inc.	11,396,460	665,325,335
Pentair PLC	1,992,865	207,536,961
PepsiCo, Inc.	16,654,621	2,390,271,206
Pfizer, Inc.	69,296,937	1,725,493,731
PG&E Corp.	26,754,400	429,943,208
Philip Morris International, Inc.	18,960,161	3,041,209,824
Phillips 66 Co.	4,922,175	635,157,462
Pinnacle West Capital Corp.	1,467,419	130,160,065
PNC Financial Services Group, Inc.	4,776,653	997,030,781
Pool Corp.	398,231	91,095,341
PPG Industries, Inc.	2,745,781	281,332,721
PPL Corp.	9,058,127	317,215,608
Principal Financial Group, Inc.	2,435,256	214,813,932
Procter & Gamble Co.	28,461,787	4,078,858,695
Progressive Corp.	7,144,713	1,626,994,044
Prologis, Inc. REIT	11,310,433	1,443,889,877
Prudential Financial, Inc.	4,262,991	481,206,424
PTC, Inc. (a)	1,457,539	253,917,869
Public Service Enterprise Group, Inc.	6,065,791	487,083,017
Public Storage REIT	1,922,899	498,992,291
PulteGroup, Inc.	2,374,271	278,407,017
Qnity Electronics, Inc. Class W/I	2,560,721	209,082,870
QUALCOMM, Inc.	13,045,089	2,231,362,473
Quanta Services, Inc.	1,813,929	765,586,874
Quest Diagnostics, Inc.	1,354,958	235,125,862
Ralph Lauren Corp.	470,124	166,240,548
Raymond James Financial, Inc.	2,147,551	344,875,215
Realty Income Corp. REIT	11,204,731	631,610,686
Regency Centers Corp. REIT	2,009,281	138,700,667
Regeneron Pharmaceuticals, Inc.	1,227,648	947,584,662
Regions Financial Corp.	10,680,497	289,441,469
Republic Services, Inc.	2,450,706	519,378,123

See accompanying notes to Schedule of Investments.

STATE STREET SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Common Stocks	Shares	Value
ResMed, Inc.	1,782,330	$429,309,827
Revvity, Inc.	1,400,890	135,536,108
Robinhood Markets, Inc. Class A (a)	9,578,041	1,083,276,437
Rockwell Automation, Inc.	1,368,964	532,622,823
Rollins, Inc.	3,554,933	213,367,079
Roper Technologies, Inc.	1,307,934	582,200,661
Ross Stores, Inc.	3,961,418	713,609,839
Royal Caribbean Cruises Ltd.	3,078,413	858,630,954
RTX Corp.	16,317,274	2,992,588,052
S&P Global, Inc.	3,775,932	1,973,264,304
Salesforce, Inc.	11,595,400	3,071,737,414
Sandisk Corp. (a)	1,695,718	402,529,539
SBA Communications Corp. REIT	1,297,671	251,008,502
Seagate Technology Holdings PLC	2,653,679	730,796,660
Sempra	7,937,422	700,794,988
ServiceNow, Inc. (a)	12,635,782	1,935,675,445
Sherwin-Williams Co.	2,807,835	909,822,775
Simon Property Group, Inc. REIT	3,977,176	736,215,049
Skyworks Solutions, Inc.	1,787,462	113,342,965
SLB Ltd.	18,172,611	697,464,810
Smurfit WestRock PLC	6,351,600	245,616,372
Snap-on, Inc.	631,539	217,628,339
Solventum Corp. (a)	1,803,578	142,915,521
Southern Co.	13,405,513	1,168,960,734
Southwest Airlines Co.	6,299,154	260,344,035
Stanley Black & Decker, Inc.	1,893,842	140,674,584
Starbucks Corp.	13,852,002	1,166,477,088
State Street Corp. (c)	3,402,129	438,908,662
Steel Dynamics, Inc.	1,672,012	283,322,433
STERIS PLC	1,195,393	303,056,033
Stryker Corp.	4,193,756	1,473,979,421
Super Micro Computer, Inc. (a)	6,098,727	178,509,739
Synchrony Financial	4,386,929	366,001,486
Synopsys, Inc. (a)	2,262,296	1,062,645,677
Sysco Corp.	5,814,402	428,463,283
Common Stocks	Shares	Value
T. Rowe Price Group, Inc.	2,672,115	$273,571,134
Take-Two Interactive Software, Inc. (a)	2,111,383	540,577,389
Tapestry, Inc.	2,492,494	318,465,958
Targa Resources Corp.	2,619,931	483,377,270
Target Corp.	5,532,490	540,800,898
TE Connectivity PLC	3,583,430	815,266,159
Teledyne Technologies, Inc. (a)	568,514	290,357,155
Teradyne, Inc.	1,907,390	369,194,408
Tesla, Inc. (a)	34,225,542	15,391,910,748
Texas Instruments, Inc.	11,067,206	1,920,049,569
Texas Pacific Land Corp.	703,604	202,089,141
Textron, Inc.	2,154,830	187,836,531
Thermo Fisher Scientific, Inc.	4,576,122	2,651,633,893
TJX Cos., Inc.	13,555,708	2,082,292,306
TKO Group Holdings, Inc.	807,578	168,783,802
T-Mobile U.S., Inc.	5,858,298	1,189,468,826
Tractor Supply Co.	6,449,926	322,560,799
Trade Desk, Inc. Class A (a)	5,363,182	203,586,389
Trane Technologies PLC	2,700,698	1,051,111,662
TransDigm Group, Inc.	685,477	911,581,588
Travelers Cos., Inc.	2,716,884	788,059,373
Trimble, Inc. (a)	2,883,256	225,903,108
Truist Financial Corp.	15,581,359	766,758,676
Tyler Technologies, Inc. (a)	524,029	237,882,965
Tyson Foods, Inc. Class A	3,447,454	202,089,753
U.S. Bancorp	18,961,343	1,011,777,262
Uber Technologies, Inc. (a)	25,308,276	2,067,939,232
UDR, Inc. REIT	3,692,251	135,431,767
Ulta Beauty, Inc. (a)	546,568	330,679,106
Union Pacific Corp.	7,227,728	1,671,918,041
United Airlines Holdings, Inc. (a)	3,941,052	440,688,435
United Parcel Service, Inc. Class B	8,987,457	891,465,860
United Rentals, Inc.	774,977	627,204,386

See accompanying notes to Schedule of Investments.

STATE STREET SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Common Stocks	Shares	Value
UnitedHealth Group, Inc.	11,030,390	$3,641,242,043
Universal Health Services, Inc. Class B	681,223	148,520,238
Valero Energy Corp.	3,715,104	604,781,780
Ventas, Inc. REIT	5,721,387	442,720,926
Veralto Corp.	3,035,561	302,888,277
VeriSign, Inc.	1,016,335	246,918,588
Verisk Analytics, Inc.	1,700,906	380,475,663
Verizon Communications, Inc.	51,394,935	2,093,315,703
Vertex Pharmaceuticals, Inc. (a)	3,090,330	1,401,032,009
Viatris, Inc.	14,075,548	175,240,573
VICI Properties, Inc. REIT	12,943,404	363,968,520
Visa, Inc. Class A	20,555,678	7,209,081,831
Vistra Corp.	3,880,270	626,003,959
Vulcan Materials Co.	1,605,539	457,931,834
W.R. Berkley Corp.	3,666,391	257,087,337
Walmart, Inc.	53,410,888	5,950,507,032
Walt Disney Co.	21,744,926	2,473,920,231
Warner Bros Discovery, Inc. (a)	30,152,590	868,997,644
Waste Management, Inc.	4,515,418	992,082,489
Waters Corp. (a)	728,991	276,892,652
WEC Energy Group, Inc.	3,962,234	417,857,198
Wells Fargo & Co.	38,234,513	3,563,456,612
Welltower, Inc. REIT	8,359,490	1,551,604,939
West Pharmaceutical Services, Inc.	876,282	241,100,229
Common Stocks	Shares	Value
Western Digital Corp.	4,164,205	$717,367,595
Westinghouse Air Brake Technologies Corp.	2,076,937	443,322,203
Weyerhaeuser Co. REIT	8,770,328	207,769,070
Williams Cos., Inc.	14,878,647	894,355,471
Williams-Sonoma, Inc.	1,490,265	266,146,426
Willis Towers Watson PLC	1,166,304	383,247,494
Workday, Inc. Class A (a)	2,631,147	565,117,753
WW Grainger, Inc.	533,028	537,851,903
Wynn Resorts Ltd.	1,024,017	123,219,966
Xcel Energy, Inc.	7,201,881	531,930,931
Xylem, Inc.	2,955,251	402,446,081
Yum! Brands, Inc.	3,379,495	511,250,004
Zebra Technologies Corp. Class A (a)	617,242	149,878,702
Zimmer Biomet Holdings, Inc.	2,413,826	217,051,234
Zoetis, Inc.	5,367,670	675,360,239
Total Common Stocks (Cost $718,854,762,718)		$711,788,359,586
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$711,788,359,586	$—	$—	$711,788,359,586
See accompanying notes to Schedule of Investments.

STATE STREET SPDR® S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
State Street SPDR® S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at December 31, 2025 and for the period then ended are:
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
Intercontinental Exchange, Inc.	6,821,558	$1,149,296,092	$331,929,145	$313,345,140	$3,334,962	$(46,398,810)	6,945,025	$1,124,816,249	$3,401,642
State Street Corp.	3,377,124	391,780,155	126,930,989	124,278,561	21,146,503	23,329,576	3,402,129	438,908,662	2,836,784
TOTAL		$1,541,076,247	$458,860,134	$437,623,701	$24,481,465	$(23,069,234)		$1,563,724,911	$6,238,426
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR® S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

STATE STREET SPDR® S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2025 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at December 31, 2025 are listed in the Schedule of Investments.
Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the Trust's website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.